Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

SGF-QTLY-0420
1.907408.109

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.5%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 0.3%
Electronic Arts, Inc. (a)	51,201	$5,190,245
Take-Two Interactive Software, Inc. (a)	99,552	10,699,849
The Walt Disney Co.	98,695	11,611,467
		27,501,561
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	95,014	127,247,500
Class C (a)	101,674	136,175,038
Facebook, Inc. Class A (a)	904,445	174,078,529
		437,501,067
Media - 0.6%
Charter Communications, Inc. Class A (a)	26,740	13,187,366
Comcast Corp. Class A	835,092	33,762,770
Discovery Communications, Inc. Class A (a)(b)	303,917	7,810,667
		54,760,803

TOTAL COMMUNICATION SERVICES		519,763,431

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.1%
Lear Corp.	56,001	6,227,311
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	13,888	10,743,479
Starbucks Corp.	1,030,802	80,845,801
Wyndham Destinations, Inc.	176,193	7,030,101
Yum China Holdings, Inc.	397,745	17,417,254
Yum! Brands, Inc.	239,274	21,355,205
		137,391,840
Household Durables - 0.3%
Lennar Corp. Class A	254,500	15,356,530
PulteGroup, Inc.	408,700	16,429,740
		31,786,270
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	408,290	84,924,320
Amazon.com, Inc. (a)	126,057	237,459,874
The Booking Holdings, Inc. (a)	8,364	14,182,500
		336,566,694
Multiline Retail - 0.4%
Dollar General Corp.	35,630	5,355,189
Target Corp.	289,024	29,769,472
		35,124,661
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	71,938	9,566,315
AutoZone, Inc. (a)	24,150	24,935,117
Burlington Stores, Inc. (a)	40,255	8,705,546
Ross Stores, Inc.	182,905	19,896,406
The Home Depot, Inc.	186,898	40,713,860
		103,817,244
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	126,112	11,271,891
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	219,893	7,274,060
		18,545,951

TOTAL CONSUMER DISCRETIONARY		669,459,971

CONSUMER STAPLES - 3.4%
Beverages - 1.3%
Keurig Dr. Pepper, Inc.	366,294	10,212,277
Monster Beverage Corp. (a)	778,108	48,561,720
PepsiCo, Inc.	72,603	9,585,774
The Coca-Cola Co.	916,573	49,027,490
		117,387,261
Food & Staples Retailing - 0.3%
Walmart, Inc.	219,674	23,654,496
Food Products - 0.6%
Danone SA sponsored ADR	1,982,826	27,799,221
General Mills, Inc.	149,859	7,343,091
Tyson Foods, Inc. Class A	263,549	17,876,529
		53,018,841
Household Products - 1.0%
Colgate-Palmolive Co.	356,173	24,066,610
Kimberly-Clark Corp.	94,742	12,429,203
Procter & Gamble Co.	477,416	54,057,814
		90,553,627
Tobacco - 0.2%
Altria Group, Inc.	64,173	2,590,664
Philip Morris International, Inc.	124,685	10,207,961
		12,798,625

TOTAL CONSUMER STAPLES		297,412,850

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	610,333	16,533,921
Oil, Gas & Consumable Fuels - 0.0%
Equitrans Midstream Corp.	216,482	1,528,363

TOTAL ENERGY		18,062,284

FINANCIALS - 1.0%
Capital Markets - 0.6%
FactSet Research Systems, Inc.	90,904	24,179,555
S&P Global, Inc.	8,359	2,222,742
SEI Investments Co.	508,853	27,839,348
		54,241,645
Consumer Finance - 0.2%
Capital One Financial Corp.	157,061	13,862,204
Synchrony Financial	113,438	3,301,046
		17,163,250
Insurance - 0.2%
Hartford Financial Services Group, Inc.	69,535	3,473,273
MetLife, Inc.	192,781	8,235,604
		11,708,877

TOTAL FINANCIALS		83,113,772

HEALTH CARE - 7.7%
Biotechnology - 1.7%
AbbVie, Inc.	318,866	27,330,005
Amgen, Inc.	263,642	52,657,217
Biogen, Inc. (a)	42,788	13,195,391
Incyte Corp. (a)	80,213	6,048,862
Regeneron Pharmaceuticals, Inc. (a)	117,422	52,202,299
		151,433,774
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	184,306	6,891,201
IDEXX Laboratories, Inc. (a)	38,859	9,890,004
Stryker Corp.	44,200	8,424,078
The Cooper Companies, Inc.	26,698	8,665,370
Varian Medical Systems, Inc. (a)	103,375	12,712,024
Zimmer Biomet Holdings, Inc.	102,000	13,887,300
		60,469,977
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	13,293	1,120,866
Centene Corp. (a)	271,474	14,393,551
HCA Holdings, Inc.	86,037	10,927,559
Humana, Inc.	33,089	10,577,892
Laboratory Corp. of America Holdings (a)	56,900	9,996,761
McKesson Corp.	73,065	10,218,871
UnitedHealth Group, Inc.	255,799	65,218,513
		122,454,013
Health Care Technology - 0.5%
Cerner Corp.	413,934	28,673,208
Veeva Systems, Inc. Class A (a)	109,660	15,568,430
		44,241,638
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	39,273	10,433,658
PRA Health Sciences, Inc. (a)	36,886	3,474,661
Thermo Fisher Scientific, Inc.	103,893	30,212,084
		44,120,403
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	677,391	40,006,712
Eli Lilly & Co.	212,594	26,814,481
Johnson & Johnson	96,726	13,007,712
Merck & Co., Inc.	619,210	47,406,718
Novartis AG sponsored ADR	347,181	29,149,317
Novo Nordisk A/S Series B sponsored ADR	700,368	40,712,392
Roche Holding AG sponsored ADR	1,094,936	43,676,997
Zoetis, Inc. Class A	70,553	9,399,776
		250,174,105

TOTAL HEALTH CARE		672,893,910

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	6,383	2,360,880
Northrop Grumman Corp.	55,453	18,235,165
The Boeing Co.	3,621	996,173
United Technologies Corp.	103,600	13,529,124
		35,121,342
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	490,628	34,550,024
Airlines - 0.3%
Delta Air Lines, Inc.	151,981	7,010,884
United Airlines Holdings, Inc. (a)	261,139	16,083,551
		23,094,435
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	329,051	27,798,228
Waste Management, Inc.	28,941	3,206,952
		31,005,180
Electrical Equipment - 0.2%
AMETEK, Inc.	113,066	9,723,676
Eaton Corp. PLC	80,445	7,297,970
		17,021,646
Machinery - 0.9%
AGCO Corp.	159,113	9,615,199
Allison Transmission Holdings, Inc.	81,385	3,304,231
Cummins, Inc.	96,892	14,658,791
Deere & Co.	210,889	32,999,911
Illinois Tool Works, Inc.	21,677	3,636,967
Trane Technologies PLC	143,708	18,544,080
		82,759,179
Professional Services - 0.0%
Verisk Analytics, Inc.	10,701	1,659,832
Road & Rail - 0.1%
CSX Corp.	53,558	3,773,161
Kansas City Southern	27,547	4,150,782
		7,923,943
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	114,083	15,113,716

TOTAL INDUSTRIALS		248,249,297

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,105,461	44,141,058
Motorola Solutions, Inc.	36,971	6,125,355
		50,266,413
Electronic Equipment & Components - 0.1%
Keysight Technologies, Inc. (a)	131,534	12,464,162
IT Services - 5.7%
Accenture PLC Class A	46,836	8,458,113
Automatic Data Processing, Inc.	81,673	12,638,080
Booz Allen Hamilton Holding Corp. Class A	141,400	10,081,820
Euronet Worldwide, Inc. (a)	63,400	7,864,136
Fidelity National Information Services, Inc.	283,710	39,639,989
Fiserv, Inc. (a)	407,793	44,596,242
FleetCor Technologies, Inc. (a)	41,600	11,056,864
Global Payments, Inc.	145,439	26,756,413
Leidos Holdings, Inc.	117,769	12,088,988
MasterCard, Inc. Class A	329,702	95,696,006
Okta, Inc. (a)	71,398	9,143,228
PayPal Holdings, Inc. (a)	322,811	34,860,360
VeriSign, Inc. (a)	27,616	5,240,136
Visa, Inc. Class A	1,000,146	181,786,537
		499,906,912
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	245,423	14,263,985
Broadcom, Inc.	58,935	16,066,860
Intel Corp.	177,595	9,860,074
KLA-Tencor Corp.	107,110	16,463,878
Lam Research Corp.	63,491	18,630,164
Micron Technology, Inc. (a)	219,517	11,537,814
NVIDIA Corp.	278,744	75,280,392
Qualcomm, Inc.	661,580	51,801,714
Teradyne, Inc.	317,300	18,644,548
Texas Instruments, Inc.	318,193	36,318,549
		268,867,978
Software - 7.5%
Adobe, Inc. (a)	177,516	61,264,322
Atlassian Corp. PLC (a)	4,063	588,972
Autodesk, Inc. (a)	349,880	66,785,094
Cadence Design Systems, Inc. (a)	21,126	1,397,274
Microsoft Corp.	2,116,612	342,912,310
Oracle Corp.	1,468,923	72,652,932
RingCentral, Inc. (a)	38,421	9,057,751
Salesforce.com, Inc. (a)	187,499	31,949,830
ServiceNow, Inc. (a)	46,887	15,289,382
SS&C Technologies Holdings, Inc.	189,901	10,539,506
Synopsys, Inc. (a)	238,544	32,902,374
The Trade Desk, Inc. (a)	48,600	13,960,350
		659,300,097
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	873,772	238,854,314
Western Digital Corp.	6,704	372,474
		239,226,788

TOTAL INFORMATION TECHNOLOGY		1,730,032,350

MATERIALS - 0.1%
Chemicals - 0.1%
Eastman Chemical Co.	87,222	5,365,025
Construction Materials - 0.0%
Eagle Materials, Inc.	20,550	1,622,012

TOTAL MATERIALS		6,987,037

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	137,000	31,071,600
Medical Properties Trust, Inc.	506,016	10,692,118
Omega Healthcare Investors, Inc.	198,320	7,853,472
Sun Communities, Inc.	51,132	7,817,060
		57,434,250
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	386,637	21,705,801
Jones Lang LaSalle, Inc.	26,770	3,955,803
		25,661,604

TOTAL REAL ESTATE		83,095,854

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	237,727	7,894,914
The AES Corp.	37,787	632,177
Vistra Energy Corp.	155,714	2,994,380
		11,521,471
TOTAL COMMON STOCKS
(Cost $2,261,428,190)		4,340,592,227

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)
(Cost $4,024,850)	98,859	10,596,696

Equity Funds - 49.7%
Large Blend Funds - 1.4%
Fidelity SAI U.S. Large Cap Index Fund (e)	7,490,659	118,726,939
Large Growth Funds - 44.8%
Fidelity Contrafund (e)	27,782,043	363,389,127
Fidelity Growth Company Fund (e)	126,888,553	2,662,121,845
Fidelity SAI U.S. Momentum Index Fund (e)	22,530,025	303,254,138
Fidelity SAI U.S. Quality Index Fund (e)	43,989,603	602,217,670

TOTAL LARGE GROWTH FUNDS		3,930,982,780

Mid-Cap Growth Funds - 3.5%
Janus Henderson Enterprise Fund	2,386,367	311,468,577
TOTAL EQUITY FUNDS
(Cost $2,966,228,169)		4,361,178,296

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 1.60% (f)(g)	7,288,946	7,289,675
Invesco Government & Agency Portfolio Institutional Class 1.49% (h)	59,087,871	59,087,871
TOTAL MONEY MARKET FUNDS
(Cost $66,377,546)		66,377,546
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,298,058,755)		8,778,744,765
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,812,428)
NET ASSETS - 100%		$8,774,932,337

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,596,696 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$20,368
Total	$20,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$523,366,843	$20,630,824	$226,679,942	$18,950,883	$3,606,349	$42,465,053	$363,389,127
Fidelity Growth Company Fund	2,301,681,826	103,204,845	80,000,000	103,204,849	2,226,040	335,009,134	2,662,121,845
Fidelity SAI U.S. Large Cap Index Fund	25,922,833	1,829,125,687	1,744,472,451	2,574,345	13,676,761	(5,525,891)	118,726,939
Fidelity SAI U.S. Momentum Index Fund	466,705,072	7,992,272	200,000,000	7,992,273	12,420,164	16,136,630	303,254,138
Fidelity SAI U.S. Quality Index Fund	979,028,121	124,012,826	500,978,187	123,034,639	105,844,113	(105,689,203)	602,217,670
Total	$4,296,704,695	$2,084,966,454	$2,752,130,580	$255,756,989	$137,773,427	$282,395,723	$4,049,709,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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